Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation Plan	SHARE-BASED COMPENSATION PLAN
The Company recorded compensation expense related to the share awards of $9.5 million for the year ended December 31, 2020 ($15.9 million for the year ended December 31, 2019) which includes $2.3 million of cash compensation expense related to the incentive award plan and the associated equity total return swaps.
Share Award Plans

Baytex has a share award plan pursuant to which it issues restricted and performance awards. A restricted award entitles the holder of each award to receive one common share of Baytex at the time of vesting. A performance award entitles the holder of each award to receive between zero and two common shares on vesting; the number of common shares issued is determined by a multiplier. The multiplier, which ranges between zero and two, is calculated based on a number of factors determined and approved by the Board of Directors on an annual basis. The restricted awards and performance awards vest in equal tranches on the first, second and third anniversaries of the grant date.

The weighted average fair value of share awards granted during the year ended December 31, 2020 was $1.48 per restricted and performance award (December 31, 2019 - $2.63).

The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards(1)	Total number of share awards
Balance, December 31, 2018	3,243	3,273	6,516
Granted	3,184	3,245	6,429
Vested and converted to common shares	(2,081)	(2,164)	(4,245)
Forfeited	(545)	(1,219)	(1,764)
Balance, December 31, 2019	3,801	3,135	6,936
Granted	2,239	3,253	5,492
Vested and converted to common shares	(1,730)	(1,192)	(2,922)
Forfeited	(188)	(1,108)	(1,296)
Balance, December 31, 2020	4,122	4,088	8,210
(1)Based on underlying awards before applying the payout multiplier which can range from 0x to 2x.

Incentive Award Plan

Baytex has a cash-settled incentive award plan (the "Incentive Award" plan) whereby the holder of each incentive award is entitled to receive a cash payment equal to the value of one Baytex common share at the time of vesting. The incentive awards vest in equal tranches on the first, second and third anniversaries of the grant date. The cumulative expense is recognized at fair value at each period end and is included in trade and other payables.

The Company uses equity total return swaps ("Equity TRS") on the equivalent number of Baytex common shares in order to fix the aggregate cost of the Incentive Award plan at the fair value determined on the grant date. The carrying value of the financial derivatives includes the fair value of the Equity TRS which was a liability of $1.1 million on December 31, 2020.

During the year ended December 31, 2020, Baytex granted 2.9 million awards under the Incentive Award plan at a fair value of $1.50 per award.

Share Options

Baytex assumed share option plans pursuant to a business combination in 2018. No new grants will be made under the option plans. At December 31, 2020, 0.3 million share options were outstanding with a weighted average remaining life of 0.3 years and a weighted average exercise price of $5.40 (December 31, 2019 - 2.5 million options with a weighted average exercise price of $6.83).